Fixed Income SHares Series TE Investment Risks - Fixed Income SHares Series TE	Dec. 31, 2025
Municipal Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Securities Risk: the risk that investing in municipal securities subjects the Portfolio to certain risks, including variations in the quality of municipal securities, both within a particular classification and between classifications. The rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue
Municipal Project Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Project-Specific Risk: the risk that the Portfolio may be more sensitive to adverse economic, business or political developments if it invests a substantial portion of its assets in the bonds of specific projects (such as those relating to education, health care, housing, transportation and utilities), industrial development bonds, or in bonds from issuers in a single state
Municipal Bond Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Municipal Bond Market Risk: the risk that the Portfolio may be adversely affected due to factors such as limited amount of public information available regarding the municipal bonds held in the Portfolio as compared to that for corporate equities or bonds, legislative changes and local and business developments, general conditions of the municipal bond market, the size of the particular offering, the rating of the issue and the maturity of the obligation
Interest Rate Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Interest Rate Risk: the risk that fixed income securities will fluctuate in value due to changes in interest rates; a portfolio with a longer average portfolio duration will be more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration. Factors such as government and central bank policy, inflation, the economy, and the market for bonds can impact interest rates and yields
Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Credit Risk: the risk that the Portfolio could experience losses if the issuer or guarantor of a fixed income security, the counterparty to a derivative contract or a repurchase agreement, a borrower of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to meet its financial obligations
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk: the risk that the value of securities owned by the Portfolio may fluctuate, sometimes rapidly or unpredictably, due to a variety of factors affecting securities markets generally or particular industries or sectors
Focused Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Focused Investment Risk: the risk that, to the extent that the Portfolio focuses its investments in a particular sector, it may be susceptible to loss due to adverse developments affecting that sector. Furthermore, the Portfolio may invest a substantial portion of its assets in companies in related sectors that may share common characteristics, are often subject to similar business risks and regulatory burdens, and whose securities may react similarly to market developments, which will subject the Portfolio to greater risk. The Portfolio also will be subject to focused investment risk to the extent that it invests a substantial portion of its assets in a particular issuer, market, asset class, country or geographic region
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Derivatives Risk: the risk of investing in derivative instruments (such as forwards, futures, options, swaps and structured securities) and other similar investments, including leverage, liquidity, interest rate, market, counterparty (including credit), operational, legal and management risks, and valuation complexity. Changes in the value of a derivative or other similar investment may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and the Portfolio could lose more than the initial amount invested. Derivatives used for hedging or risk management may not operate as intended or may expose the Portfolio to additional risks. Changes in the value of a derivative or other similar instrument may also create margin delivery or settlement payment obligations for the Portfolio. The Portfolio’s use of derivatives or other similar investments may result in losses to the Portfolio, a reduction in the Portfolio’s returns and/or increased volatility. Non-centrally-cleared over-the-counter (“OTC”) derivatives or other similar investments are also subject to the risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives or other similar investments. The primary credit risk on derivatives or other similar investments that are exchange-traded or traded through a central clearing counterparty resides with the Portfolio's clearing broker or the clearinghouse. Changes in regulations relating to a registered fund’s use of derivatives and related instruments could potentially limit or impact the Portfolio’s ability to invest in derivatives, limit the Portfolio’s ability to employ certain strategies that use derivatives or other similar investments and/or adversely affect the value of derivatives or other similar investments and the Portfolio’s performance
Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Liquidity Risk: the risk that a particular investment may be difficult to purchase or sell and that the Portfolio may be unable to sell investments at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in changing interest rate environments or other circumstances where investor redemptions from fixed income funds may be higher than normal, causing increased supply in the market due to selling activity. The liquidity of the Portfolio’s shares may be constrained by the liquidity of the Portfolio’s portfolio holdings
Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Management Risk: the risk that the investment techniques and risk analyses applied by PIMCO will not produce the desired results and that actual or potential conflicts of interest, legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to PIMCO in connection with managing the Portfolio and may cause PIMCO to restrict or prohibit participation in certain investments. There is no guarantee that the investment objective of the Portfolio will be achieved
Leveraging Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Leveraging Risk: the risk that certain transactions of the Portfolio, such as reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions, and derivative instruments, may give rise to leverage, magnifying gains and losses and causing the Portfolio to be more volatile than if it had not been leveraged. This means that leverage entails a heightened risk of loss. The use of leverage may also increase the Portfolio’s sensitivity to interest rate changes and other market risks
Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Issuer Risk: the risk that the value of a security may decline for reasons related to the issuer, such as management performance, changes in financial condition or credit rating, financial leverage, reputation or reduced demand for the issuer’s goods or services
High Yield Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	High Yield Risk: the risk that high yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of market, credit, call and liquidity risks. High yield securities are considered primarily speculative by rating agencies with respect to the issuer’s continuing ability to make principal and interest payments, and their values may be more volatile than higher-rated securities of similar maturity
California State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	California State-Specific Risk: the risk that the Portfolio, to the extent it focuses its investments in California municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of California issuers to pay interest or repay principal
New York State Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	New York State-Specific Risk: the risk that the Portfolio, to the extent it focuses its investments in New York municipal bonds, may be affected significantly by economic, regulatory, social or political developments affecting the ability of New York issuers to pay interest or repay principal
Puerto Rico Specific Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Puerto Rico-Specific Risk: the risk that by investing in Municipal Bonds issued by Puerto Rico or its instrumentalities, the Portfolio may be affected by certain developments, such as political, economic, environmental, social, regulatory or debt restructuring developments, that impact the ability or obligation of Puerto Rico municipal issuers to pay interest or repay principal
AMT Bonds Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	AMT Bonds Risk: the risk that “AMT Bonds,” which are municipal securities that pay interest that is taxable under the federal alternative minimum tax applicable to noncorporate taxpayers, may expose the Portfolio to certain risks in addition to those typically associated with municipal bonds. Interest or principal on AMT Bonds paid out of current or anticipated revenues from a specific project or specific asset may be adversely impacted by declines in revenue from the project or asset. Declines in general business activity, economic disruptions, public health emergencies, or extreme weather and disaster events could also affect the economic viability of facilities that are the sole source of revenue to support AMT Bonds. In this regard, AMT Bonds may entail greater risks than general obligation municipal bonds. AMT Bonds may also be less liquid than other municipal securities, which could make them more difficult to sell in stressed market conditions. In addition, changes in federal tax law could alter the treatment of AMT Bonds. For shareholders subject to the federal alternative minimum tax, a portion of the Portfolio’s distributions may not be exempt from gross federal income, which may give rise to alternative minimum tax liability
Inflation Deflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Inflation/Deflation Risk: the risk that the value of assets or income from a Portfolio's investments will be worth less in the future as inflation decreases the value of payments at future dates. As inflation increases, the real value of a Portfolio's investments could decline. Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy or changes in fiscal or monetary policies (or the expectation of such changes). Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Portfolio's investments
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	It is possible to experience losses on an investment in the Portfolio.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.